CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	10 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Sep. 30, 2022	Oct. 31, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation, tax expense	$ 1,630	$ 0	$ 2,328	$ 1,491
Unrealized gain on derivatives designated and qualifying as cash flow hedges, net of tax expense	2,895		2,895
Defined benefit pension and other post-retirement plan activity, net of tax expense	$ 235	$ 0	$ 710	$ 0